INCOME TAXES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Operating Income (Loss)	$ (1,290,752)	$ (516,565)	$ (3,441,964)	$ (1,004,144)	$ (1,705,587)	$ (761,221)
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount					1,527,228
Australian Taxation Office [Member]
Operating Income (Loss)					$ 12,486,000